13F-HR/A
Form 13F/A Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F/A

FORM 13F/A COVER PAGE

Report for the Calendar or Quarter Ended:  September 30, 2000

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) [x] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 1102
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

/s/	Suzanne E. Werber	Boston, MA	November 2, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$1,583,609



List of Other Managers:	NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- -
-- ---- ------- ------------ -------- -------- --------
America Online                 COM              02364J104    63183  1175500
SH       SOLE                           1175500
Calpine Corp                   COM              131347106    75515   723500
SH       SOLE                            723500
Compaq Computer                COM              204493100    80796  2929500
SH       SOLE                           2929500
EMC Corp                       COM              268648102   385363  3887650
SH       SOLE                           3887650
Oracle Corp                    COM              68389X105   129347  1642500
SH       SOLE                           1642500
Solectron Corp                 COM              834182107   285445  6188500
SH       SOLE                           6188500
Sun Microsystems               COM              866810104   289423  2479000
SH       SOLE                           2479000
Tellabs                        COM              879664100    86086  1802850
SH       SOLE                           1802850
Texas Instruments              COM              882508104   151165  3203500
SH       SOLE                           3203500
Yahoo                          COM              984332106    32141   353200
SH       SOLE                            353200
i2 Technologies                COM              465754109     5144    27500
SH       SOLE                             27500